Income Taxes - Components of loss before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Feb. 29, 2020	Feb. 28, 2019
Income Taxes
Domestic					$ (51,795)	$ (56,586)
Foreign					558	144
Total	$ (15,353)	$ (15,012)	$ (29,275)	$ (30,892)	$ (51,236)	$ (56,441)